Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Awards and Material
Non-Public
Information
Generally speaking, the Company has historically granted its annual equity awards (consisting of Service Units and/or Performance Units) to directors and eligible employees (including Executive Officers) using a predetermined schedule. Annual grants for directors have traditionally occurred at the first Friday following the Company’s release of 4th quarter earnings (typically late January or early February), and annual grants for employees (including Executive Officers) have historically occurred at the Compensation Committee’s scheduled meeting in early February, after the Board holds its first regular meeting of the year and earnings and other financial results for the prior year have been announced. As discussed earlier, in 2025 certain elements of compensation that are based on the attainment of goals related to the Company’s 2025 Budget were approved in April 2025 after the closing of the HTLF acquisition and the approval of the Company’s 2025 Budget.
Special grants, including in connection with the hiring or promotion of an officer, can be made at other times. Although allowed under the Company’s Omnibus Plan, the Company does not currently grant stock options to its directors or employees.
The Compensation Committee does not time the disclosure of material non-public
information, or the timing of equity award grants, for the purpose of affecting the value of executive compensation.

Award Timing Method	Special grants, including in connection with the hiring or promotion of an officer, can be made at other times. Although allowed under the Company’s Omnibus Plan, the Company does not currently grant stock options to its directors or employees.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	false
J Mariner Kemper [Member]
Awards Close in Time to MNPI Disclosures
Name	J. Mariner Kemper
Ram Shankar [Member]
Awards Close in Time to MNPI Disclosures
Name	Ram Shankar
James D. Rine [Member]
Awards Close in Time to MNPI Disclosures
Name	James D. Rine
Shannon A Johnson [Member]
Awards Close in Time to MNPI Disclosures
Name	Shannon A. Johnson
Uma Wilson [Member]
Awards Close in Time to MNPI Disclosures
Name	Uma Wilson